Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash paid during the period:
Interest	$ 7.5	$ 1.3
Income taxes	23.5	0.0
Operating leases	31.4
Non-cash investing and financing activities:
Unsettled purchases of investment securities accrued at period end	$ 0.0	$ 3.5